Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Finance Income and Finance Expense
Finance Income and Finance Expense

(CAD$ in millions)	2019	2018
Finance income
Investment income	$48	$33
Total finance income	$48	$33

Finance expense
Debt interest	$276	$338
Interest on advances from SMM/SC	41	—
Interest on lease liabilities (Note 20(c))	39	24
Letters of credit and standby fees	51	65
Net interest expense on retirement benefit plans	7	6
Accretion on decommissioning and restoration provisions (Note 23(a))	112	101
Other	15	11
	541	545
Less capitalized borrowing costs (Note 16(b))	(275)	(293)
Total finance expense	$266	$252